Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096
770.497.9100

2 August 2021
Cerberus SFR Holdings Partners, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE:    FirstKey Homes 2021-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by Cerberus SFR Holdings Partners, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 11 of the 413 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions
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Schedule I
Client Code	Address	HOA Status
10599102	1059 Scott Road	APPARENT HOA PROPERTY
15149802	1514 Wrangler Way	APPARENT HOA PROPERTY
19869101	1986 Scarbrough Drive	APPARENT HOA PROPERTY
20148602	2014 Carlisle Way	APPARENT HOA PROPERTY
28808201	28807 Skyglade Place	APPARENT HOA PROPERTY
38128601	3812 Cedarbark Drive	APPARENT HOA PROPERTY
39198101	3919 Summer Pines Dr	APPARENT HOA PROPERTY
40809401	4080 Fairoaks Drive	APPARENT HOA PROPERTY
90249105	24 Arbor Way	APPARENT HOA PROPERTY
94828301	482 Haversham Road	APPARENT HOA PROPERTY
99159104	915 Victoria Landing Drive	APPARENT HOA PROPERTY
10469103	1046 Katherwood Dr	APPARENT NON-HOA PROPERTY
10728601	10723 Woodhollow Road	APPARENT NON-HOA PROPERTY
14259703	1425 Archer Street	APPARENT NON-HOA PROPERTY
16919101	1691 Evans Dr	APPARENT NON-HOA PROPERTY
22127601	2212 Williamsburg Drive	APPARENT NON-HOA PROPERTY
23319702	2331 Aldridge Avenue	APPARENT NON-HOA PROPERTY
27508302	2750 Mint Drive	APPARENT NON-HOA PROPERTY
28247901	2824 Harnet Court	APPARENT NON-HOA PROPERTY
28727902	2872 Creith Court	APPARENT NON-HOA PROPERTY
29277902	2927 Bretton Woods Drive	APPARENT NON-HOA PROPERTY
31559102	3155 Lake Ranch Drive	APPARENT NON-HOA PROPERTY
51239701	5123 White Avenue	APPARENT NON-HOA PROPERTY
55427601	5542 Bridle Way	APPARENT NON-HOA PROPERTY
56757901	5675 Longford Drive	APPARENT NON-HOA PROPERTY
58049401	5804 Foolish Pleasure Lane	APPARENT NON-HOA PROPERTY
69559001	6955 Autumn Glen Drive	APPARENT NON-HOA PROPERTY
72078701	7207 Ridge Oak Drive	APPARENT NON-HOA PROPERTY
84589102	8458 Helmer Court	APPARENT NON-HOA PROPERTY
86489401	8648 Fox Ridge Lane	APPARENT NON-HOA PROPERTY
90109105	10 Gentry Drive	APPARENT NON-HOA PROPERTY
91108605	110 Longbridge Drive	APPARENT NON-HOA PROPERTY
95799701	9579 Bluegill Circle	APPARENT NON-HOA PROPERTY
96959701	695 Baffin Drive	APPARENT NON-HOA PROPERTY
97298102	9729 Kline Road	APPARENT NON-HOA PROPERTY
98188201	818 Black Knight Drive	APPARENT NON-HOA PROPERTY
10018608	1001 Josey Lane	APPARENT NON-HOA PROPERTY
10068101	1006 E Brookmont Avenue	APPARENT NON-HOA PROPERTY
10139501	10133 Lynham Drive	APPARENT NON-HOA PROPERTY
10149107	10146 Morris Drive	APPARENT NON-HOA PROPERTY

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10209105	1020 Forest Hill Drive Se	APPARENT NON-HOA PROPERTY
10469102	1046 Preserve Lane	APPARENT NON-HOA PROPERTY
10769102	1076 Brandon Hill Way	APPARENT NON-HOA PROPERTY
10808601	10800 Balbriggan Court	APPARENT NON-HOA PROPERTY
11109808	11108 N Lewis Avenue	APPARENT NON-HOA PROPERTY
11249101	1124 Brandon Hill Way	APPARENT NON-HOA PROPERTY
11529501	1152 Simmons Ridge Drive	APPARENT NON-HOA PROPERTY
12038601	1203 Candlewood Drive	APPARENT NON-HOA PROPERTY
12189801	1218 Ne 80Th Terrace	APPARENT NON-HOA PROPERTY
12199801	1219 Ne 80Th Terrace	APPARENT NON-HOA PROPERTY
12679101	1267 Brookvale Drive	APPARENT NON-HOA PROPERTY
12718601	12710 Bravington Road	APPARENT NON-HOA PROPERTY
12738101	12732 Clear Springs Drive	APPARENT NON-HOA PROPERTY
12929101	1292 Brookvale Dr	APPARENT NON-HOA PROPERTY
13349101	1334 Labelle St	APPARENT NON-HOA PROPERTY
13379101	1337 Pineglen Dr	APPARENT NON-HOA PROPERTY
13589703	1358 Abalom Street	APPARENT NON-HOA PROPERTY
13649103	1364 Labelle St	APPARENT NON-HOA PROPERTY
13698101	1369 Malverne Avenue	APPARENT NON-HOA PROPERTY
14039102	1403 Chelsea Downs Lane Ne	APPARENT NON-HOA PROPERTY
14069102	1406 Windy Ridge Court Se	APPARENT NON-HOA PROPERTY
14118803	1411 Heather Ridge Drive	APPARENT NON-HOA PROPERTY
14459101	1445 Athens Ave	APPARENT NON-HOA PROPERTY
14688301	1468 Rankin Avenue	APPARENT NON-HOA PROPERTY
14809102	1480 Belmont Ave	APPARENT NON-HOA PROPERTY
14979801	14970 W 154Th Street	APPARENT NON-HOA PROPERTY
14998402	1499 Ranger Rd Se	APPARENT NON-HOA PROPERTY
15008301	1500 Dozier Avenue	APPARENT NON-HOA PROPERTY
15069101	1506 Spender Drive	APPARENT NON-HOA PROPERTY
15159103	1515 Flat Rock Road	APPARENT NON-HOA PROPERTY
15168002	1516 Ascension Circle	APPARENT NON-HOA PROPERTY
15179101	1517 Flicker Rd	APPARENT NON-HOA PROPERTY
15249701	1524 Sw 29Th Terrace	APPARENT NON-HOA PROPERTY
15399101	1539 Esquire Place	APPARENT NON-HOA PROPERTY
15509102	1550 Mayflower Ave	APPARENT NON-HOA PROPERTY
15609101	1560 Avon Ave	APPARENT NON-HOA PROPERTY
15749501	1574 Sawmill Creek Lane	APPARENT NON-HOA PROPERTY
15799101	1579 Mayflower Avenue	APPARENT NON-HOA PROPERTY
15828501	15827 Brisbane Drive	APPARENT NON-HOA PROPERTY
15839102	1583 Pineview Ter	APPARENT NON-HOA PROPERTY
16709101	1670 Avon Ave	APPARENT NON-HOA PROPERTY
17058603	1705 Clarendon Drive	APPARENT NON-HOA PROPERTY
17079101	1707 W Taylor Avenue	APPARENT NON-HOA PROPERTY

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17139704	1713 Nw 3Rd Place	APPARENT NON-HOA PROPERTY
17159104	1715 Taylor Ave	APPARENT NON-HOA PROPERTY
17298801	1729 Creek Valley Road	APPARENT NON-HOA PROPERTY
17398801	1739 Cordova Drive	APPARENT NON-HOA PROPERTY
17509102	1750 Avon Ave	APPARENT NON-HOA PROPERTY
17549701	1754 Nimbus Drive	APPARENT NON-HOA PROPERTY
18009101	1800 Oakmont Drive	APPARENT NON-HOA PROPERTY
18118301	1811 E Cooper Drive	APPARENT NON-HOA PROPERTY
18129703	18125 Baruch Drive	APPARENT NON-HOA PROPERTY
18259705	1825 Nw 12Th Terrace	APPARENT NON-HOA PROPERTY
18559704	18553 Marco Boulevard	APPARENT NON-HOA PROPERTY
18649701	1864 Nordendale Boulevard	APPARENT NON-HOA PROPERTY
19059702	1905 Ne 7Th Place	APPARENT NON-HOA PROPERTY
19239801	1923 Nw 62Nd Terrace	APPARENT NON-HOA PROPERTY
19378601	1937 Winsted Court	APPARENT NON-HOA PROPERTY
19859102	1985 Wrights Way	APPARENT NON-HOA PROPERTY
20019101	2001 Cedar Hill Drive	APPARENT NON-HOA PROPERTY
20119703	2011 Sw 30Th Street	APPARENT NON-HOA PROPERTY
20188301	2018 Dalton Avenue	APPARENT NON-HOA PROPERTY
20418602	2041 Pembrooke Forest Drive	APPARENT NON-HOA PROPERTY
20489501	2048 Bohemia Cove	APPARENT NON-HOA PROPERTY
21229701	2122 Se 8Th Place	APPARENT NON-HOA PROPERTY
21247701	2124 W Hartford Avenue	APPARENT NON-HOA PROPERTY
21319801	21310 W 51St Terrace	APPARENT NON-HOA PROPERTY
21707901	2170 Eastcleft Drive	APPARENT NON-HOA PROPERTY
22008602	2200 Emerald Creek Court	APPARENT NON-HOA PROPERTY
22129702	2212 Nw 9Th Street	APPARENT NON-HOA PROPERTY
22959101	2295 Creekview Trail	APPARENT NON-HOA PROPERTY
23149701	2314 Chipley Avenue	APPARENT NON-HOA PROPERTY
23328001	2332 Florissant Drive	APPARENT NON-HOA PROPERTY
23579102	2357 Lake Jodeco Rd	APPARENT NON-HOA PROPERTY
23959102	2395 Old Rex Morrow Rd	APPARENT NON-HOA PROPERTY
24019102	2401 Mills Bend	APPARENT NON-HOA PROPERTY
24129802	2412 Bridger Drive	APPARENT NON-HOA PROPERTY
24729701	2472 Nw 8Th Terrace	APPARENT NON-HOA PROPERTY
26047701	2604 E Boston Street	APPARENT NON-HOA PROPERTY
26129102	2612 Fieldstone View Lane Se	APPARENT NON-HOA PROPERTY
26759101	2675 Davidson Dr	APPARENT NON-HOA PROPERTY
27109701	2710 27Th Street Sw	APPARENT NON-HOA PROPERTY
27137701	2713 E Villa Theresa Drive	APPARENT NON-HOA PROPERTY
27138001	2713 Morning Rain Street	APPARENT NON-HOA PROPERTY
27148301	2714 Myakka Drive	APPARENT NON-HOA PROPERTY
27239701	27237 Washington Street	APPARENT NON-HOA PROPERTY

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27508301	2750 Felix Road	APPARENT NON-HOA PROPERTY
28089701	2808 47Th Street W	APPARENT NON-HOA PROPERTY
28098101	2809 Annette Circle	APPARENT NON-HOA PROPERTY
28219703	2821 45Th Street W	APPARENT NON-HOA PROPERTY
28489101	2848 Maple Grove Drive	APPARENT NON-HOA PROPERTY
28519101	2851 Woodfield Dr	APPARENT NON-HOA PROPERTY
28779103	2877 Kensington Way	APPARENT NON-HOA PROPERTY
28828601	2882 Eagle View Place Nw	APPARENT NON-HOA PROPERTY
29039102	2903 Buckskin Trail	APPARENT NON-HOA PROPERTY
29049102	2904 Cushing Court	APPARENT NON-HOA PROPERTY
29098601	2909 Stratford Drive	APPARENT NON-HOA PROPERTY
29549101	2954 Woodfield Drive	APPARENT NON-HOA PROPERTY
29559102	2955 Preston Drive	APPARENT NON-HOA PROPERTY
29567701	2956 W Villa Maria Drive	APPARENT NON-HOA PROPERTY
29668101	2966 Russell Oaks Drive	APPARENT NON-HOA PROPERTY
30128301	3012 Winfield Street	APPARENT NON-HOA PROPERTY
30159701	3015 12Th Street W	APPARENT NON-HOA PROPERTY
30318301	3031 Hallow Drive	APPARENT NON-HOA PROPERTY
30669501	3066 Circle Gate Drive	APPARENT NON-HOA PROPERTY
30869102	3086 Chippewa Drive	APPARENT NON-HOA PROPERTY
31037901	3103 Valleywood Drive	APPARENT NON-HOA PROPERTY
31058301	3105 Barna Avenue	APPARENT NON-HOA PROPERTY
31247701	3124 W San Miguel Avenue	APPARENT NON-HOA PROPERTY
31277701	3127 W Shangri La Road	APPARENT NON-HOA PROPERTY
32557901	3255 Riverpoint Court	APPARENT NON-HOA PROPERTY
32719101	3271 Canterbury Trail	APPARENT NON-HOA PROPERTY
32869102	3286 Nogales	APPARENT NON-HOA PROPERTY
33799701	3379 Toluca Terrace	APPARENT NON-HOA PROPERTY
34118601	3411 Londonderry Drive	APPARENT NON-HOA PROPERTY
34309001	3430 Iron Kettle Court	APPARENT NON-HOA PROPERTY
35169701	3516 Shawnee Terrace	APPARENT NON-HOA PROPERTY
35449101	3544 Charlotte Dr	APPARENT NON-HOA PROPERTY
35728101	3572 Fortuna Drive	APPARENT NON-HOA PROPERTY
36049701	3604 8Th Street Sw	APPARENT NON-HOA PROPERTY
36159701	3615 Madagascar Avenue	APPARENT NON-HOA PROPERTY
36229601	3622 Westport Drive	APPARENT NON-HOA PROPERTY
36698301	3669 Longbow Road	APPARENT NON-HOA PROPERTY
37247701	3724 W Michigan Avenue	APPARENT NON-HOA PROPERTY
38147701	3814 W Flynn Lane	APPARENT NON-HOA PROPERTY
38159101	3815 Drew Campground Road	APPARENT NON-HOA PROPERTY
38378101	3837 Bald Eagle Lane	APPARENT NON-HOA PROPERTY
39558101	3955 Distant Moon Court	APPARENT NON-HOA PROPERTY
40719101	4071 Sweetbriar Ln	APPARENT NON-HOA PROPERTY

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42087702	4208 W Tuckey Lane	APPARENT NON-HOA PROPERTY
42377702	4237 W Grovers Avenue	APPARENT NON-HOA PROPERTY
43149001	4314 Red Coat Drive	APPARENT NON-HOA PROPERTY
43819701	4381 Meager Circle	APPARENT NON-HOA PROPERTY
43917901	4391 Kendale Court	APPARENT NON-HOA PROPERTY
44218301	4421 W Gore Avenue	APPARENT NON-HOA PROPERTY
45218301	4521 Ponds Drive	APPARENT NON-HOA PROPERTY
45277701	4527 W Mountain View Road	APPARENT NON-HOA PROPERTY
46097901	4609 Paxton Drive	APPARENT NON-HOA PROPERTY
46168601	4616 Trillium Fields Drive	APPARENT NON-HOA PROPERTY
46319101	4631 Garden Hills Drive	APPARENT NON-HOA PROPERTY
46428602	4642 Bottoms Rock Lane	APPARENT NON-HOA PROPERTY
46459101	4645 Jamerson Creek Dr	APPARENT NON-HOA PROPERTY
47268601	4726 Farm Bell Court	APPARENT NON-HOA PROPERTY
47278001	4727 Grand Rock Drive	APPARENT NON-HOA PROPERTY
47309001	4730 Brookfield Court	APPARENT NON-HOA PROPERTY
48087701	4808 W El Caminito Drive	APPARENT NON-HOA PROPERTY
48108602	4810 Manteo Lane	APPARENT NON-HOA PROPERTY
48448001	4844 Fairfax Avenue	APPARENT NON-HOA PROPERTY
49279101	4927 Wade Valley Way	APPARENT NON-HOA PROPERTY
50108601	5010 Promise Land Court	APPARENT NON-HOA PROPERTY
50289101	5028 Nichols Drive	APPARENT NON-HOA PROPERTY
50408602	5040 Long Grove Drive	APPARENT NON-HOA PROPERTY
51177701	5117 W Seldon Lane	APPARENT NON-HOA PROPERTY
51509101	5150 Gable Ridge Way	APPARENT NON-HOA PROPERTY
51989102	5198 Norman Blvd	APPARENT NON-HOA PROPERTY
52088602	5208 Smoky Ridge Lane	APPARENT NON-HOA PROPERTY
52108301	5210 Holden Road	APPARENT NON-HOA PROPERTY
52277702	5227 W Maui Lane	APPARENT NON-HOA PROPERTY
52609101	5260 Norman Blvd	APPARENT NON-HOA PROPERTY
52927901	5292 Grandon Drive	APPARENT NON-HOA PROPERTY
53208601	5320 Molly Elizabeth Lane	APPARENT NON-HOA PROPERTY
53208602	5320 Graycliff Lane	APPARENT NON-HOA PROPERTY
53218301	5321 Hillside Drive	APPARENT NON-HOA PROPERTY
53959101	5395 Telford Court	APPARENT NON-HOA PROPERTY
54058301	5405 Holden Road	APPARENT NON-HOA PROPERTY
54387701	5438 W Sunnyside Drive	APPARENT NON-HOA PROPERTY
55338101	5533 Arlington Road	APPARENT NON-HOA PROPERTY
55848101	5584 Manfields Place	APPARENT NON-HOA PROPERTY
56048001	5604 W Bartlett Avenue	APPARENT NON-HOA PROPERTY
57529001	5752 Lindenwood Lane	APPARENT NON-HOA PROPERTY
58159001	5815 Forge Bridge Drive	APPARENT NON-HOA PROPERTY
59477901	5947 Heritage Farms Drive	APPARENT NON-HOA PROPERTY

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60059402	6005 Dollar Hide South Drive	APPARENT NON-HOA PROPERTY
60368602	6036 Holder Road	APPARENT NON-HOA PROPERTY
60709101	6070 Heritage Way	APPARENT NON-HOA PROPERTY
61639001	6163 Juneberry Court	APPARENT NON-HOA PROPERTY
62069701	6206 Fredericton Street	APPARENT NON-HOA PROPERTY
62849101	6284 Sayre Drive	APPARENT NON-HOA PROPERTY
63158601	6315 Suntrace Way	APPARENT NON-HOA PROPERTY
63177701	6317 W Cavalier Drive	APPARENT NON-HOA PROPERTY
64027701	6402 W Colter Street	APPARENT NON-HOA PROPERTY
64087701	6408 W Grandview Road	APPARENT NON-HOA PROPERTY
64279701	6427 Otis Road	APPARENT NON-HOA PROPERTY
65228301	6522 Dorchester Road	APPARENT NON-HOA PROPERTY
65569101	6556 Bimini Dr	APPARENT NON-HOA PROPERTY
65639101	6563 Bent Creek Drive	APPARENT NON-HOA PROPERTY
65719101	6571 Bent Creek Dr	APPARENT NON-HOA PROPERTY
65879101	6587 Bent Creek Dr	APPARENT NON-HOA PROPERTY
66529101	6652 Ivy Log Drive	APPARENT NON-HOA PROPERTY
67089103	6708 Doublegate Ln	APPARENT NON-HOA PROPERTY
67539101	6753 Branchview Ct	APPARENT NON-HOA PROPERTY
67669101	6766 Bedford Road	APPARENT NON-HOA PROPERTY
68099102	6809 Red Maple Dr	APPARENT NON-HOA PROPERTY
68179101	6817 Bent Creek Dr	APPARENT NON-HOA PROPERTY
68668601	6866 Greenbrook Drive	APPARENT NON-HOA PROPERTY
69018601	6901 Ware Road	APPARENT NON-HOA PROPERTY
69029101	6902 Babbling Brooks Dr	APPARENT NON-HOA PROPERTY
69119101	6911 Hickory Log Road	APPARENT NON-HOA PROPERTY
69199401	6919 Bannock Court	APPARENT NON-HOA PROPERTY
69229101	6922 Cedar Drive	APPARENT NON-HOA PROPERTY
70149101	7014 Vesta Brook Drive	APPARENT NON-HOA PROPERTY
70218001	7021 Pacific Coast Street	APPARENT NON-HOA PROPERTY
70509102	7050 Old Post Court	APPARENT NON-HOA PROPERTY
70609101	7060 Shenandoah Trail	APPARENT NON-HOA PROPERTY
71179101	7117 Sir Galahad Way	APPARENT NON-HOA PROPERTY
71278101	7127 Altama Road	APPARENT NON-HOA PROPERTY
71759101	7175 Farm House Lane	APPARENT NON-HOA PROPERTY
73157701	7315 E Pueblo Avenue	APPARENT NON-HOA PROPERTY
73279101	7327 Caribou Trail	APPARENT NON-HOA PROPERTY
73468601	7346 Captain Neal Lane	APPARENT NON-HOA PROPERTY
74187701	7418 W Cameron Drive	APPARENT NON-HOA PROPERTY
74189001	7418 Chateauguay Drive	APPARENT NON-HOA PROPERTY
74609101	7460 Taylor Road	APPARENT NON-HOA PROPERTY
76249101	7624 Becker Court	APPARENT NON-HOA PROPERTY
77188601	7718 Blythwood Lane	APPARENT NON-HOA PROPERTY

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77299401	7729 Wedgefield Drive	APPARENT NON-HOA PROPERTY
78159401	7815 Bryden Drive	APPARENT NON-HOA PROPERTY
78839001	7883 Merryman Way	APPARENT NON-HOA PROPERTY
79128301	7912 Apache Lane	APPARENT NON-HOA PROPERTY
79819101	7981 Flanders Court	APPARENT NON-HOA PROPERTY
80289101	8028 Whitney Court	APPARENT NON-HOA PROPERTY
81389101	8138 Winewood Way	APPARENT NON-HOA PROPERTY
82509501	8250 Misty Fields Cove	APPARENT NON-HOA PROPERTY
82639101	8263 Kendrick Rd	APPARENT NON-HOA PROPERTY
82879101	8287 Dunellen Lane	APPARENT NON-HOA PROPERTY
83149801	8314 Spring Valley Road	APPARENT NON-HOA PROPERTY
83289101	8328 Dunellen Lane	APPARENT NON-HOA PROPERTY
84319101	8431 Magnolia Dr	APPARENT NON-HOA PROPERTY
85069802	8506 Ne 107Th Terrace	APPARENT NON-HOA PROPERTY
85099802	8509 Ne 105Th Terrace	APPARENT NON-HOA PROPERTY
85309801	8530 Alden Lane	APPARENT NON-HOA PROPERTY
86069101	8606 Sheridan Dr	APPARENT NON-HOA PROPERTY
86339101	8633 Hilltop Road	APPARENT NON-HOA PROPERTY
86709101	8670 Brandon Hill Ln	APPARENT NON-HOA PROPERTY
87669101	8766 Homewood Ct	APPARENT NON-HOA PROPERTY
88358001	8835 Chapman Point	APPARENT NON-HOA PROPERTY
89289001	8928 Revere Run	APPARENT NON-HOA PROPERTY
89309401	8930 Ridgepointe Court	APPARENT NON-HOA PROPERTY
89437701	8943 W Mclellan Road	APPARENT NON-HOA PROPERTY
90079103	9007 Huntwood Ln	APPARENT NON-HOA PROPERTY
90199108	19 Hugh Avenue	APPARENT NON-HOA PROPERTY
90239603	23 Wendy Lane	APPARENT NON-HOA PROPERTY
90249104	24 Freedom Drive	APPARENT NON-HOA PROPERTY
90249106	24 Crabapple Trail	APPARENT NON-HOA PROPERTY
90257401	25 Merrimar Court	APPARENT NON-HOA PROPERTY
90259108	25 Woodland Road Sw	APPARENT NON-HOA PROPERTY
90339104	33 Riverview Court Se	APPARENT NON-HOA PROPERTY
90419104	41 Country Village Drive	APPARENT NON-HOA PROPERTY
90477702	9047 N 36Th Drive	APPARENT NON-HOA PROPERTY
90509108	50 Willow Bend Drive	APPARENT NON-HOA PROPERTY
90539102	9053 Southcrest Ct	APPARENT NON-HOA PROPERTY
90557601	55 Belter Circle	APPARENT NON-HOA PROPERTY
90599103	59 Misty Ridge Place	APPARENT NON-HOA PROPERTY
90758301	75 N Williams Avenue	APPARENT NON-HOA PROPERTY
90909107	90 Lacey Oak Lane	APPARENT NON-HOA PROPERTY
91017701	101 W Linda Lane	APPARENT NON-HOA PROPERTY
91018603	9101 Agnes Park Lane	APPARENT NON-HOA PROPERTY
91059804	105 Monroe Avenue	APPARENT NON-HOA PROPERTY

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91089302	108 Farm Quarters Drive	APPARENT NON-HOA PROPERTY
91158802	115 Elk Pass	APPARENT NON-HOA PROPERTY
91159117	115 Overlook Drive	APPARENT NON-HOA PROPERTY
91167401	116 Holly Mountain Road	APPARENT NON-HOA PROPERTY
91199103	119 Wesley Mill Drive	APPARENT NON-HOA PROPERTY
91239105	123 Indian Lake Drive	APPARENT NON-HOA PROPERTY
91258605	125 Meghan Elizabeth Lane	APPARENT NON-HOA PROPERTY
91258606	125 Leafmore Court	APPARENT NON-HOA PROPERTY
91259111	125 Wakefield Place	APPARENT NON-HOA PROPERTY
91367602	136 Elm Terrace	APPARENT NON-HOA PROPERTY
91399104	139 Misty Hollow Way	APPARENT NON-HOA PROPERTY
91399701	139 Se Santa Barbara Place	APPARENT NON-HOA PROPERTY
91409109	140 Cartee Way	APPARENT NON-HOA PROPERTY
91409110	140 Bob White Trail	APPARENT NON-HOA PROPERTY
91429104	142 Wellspring Point	APPARENT NON-HOA PROPERTY
91449101	9144 Trail Ct	APPARENT NON-HOA PROPERTY
91459106	145 Willow Bend Drive	APPARENT NON-HOA PROPERTY
91689101	9168 Greenwood Dr	APPARENT NON-HOA PROPERTY
91709106	170 Falcon Ridge Drive	APPARENT NON-HOA PROPERTY
91859103	185 Long Drive	APPARENT NON-HOA PROPERTY
92017702	201 E Hyde Street	APPARENT NON-HOA PROPERTY
92019105	201 Amberwood Trail	APPARENT NON-HOA PROPERTY
92019106	201 Montego Cir	APPARENT NON-HOA PROPERTY
92028601	202 Wolf Creek Lane	APPARENT NON-HOA PROPERTY
92089104	208 Moore Valley Way	APPARENT NON-HOA PROPERTY
92089105	208 Brolley Woods Drive	APPARENT NON-HOA PROPERTY
92117601	211 Creek Run Way	APPARENT NON-HOA PROPERTY
92129104	212 Sterling Ridge Drive	APPARENT NON-HOA PROPERTY
92139107	213 Whistleville Court	APPARENT NON-HOA PROPERTY
92159701	215 Sw 48Th Terrace	APPARENT NON-HOA PROPERTY
92159702	215 Mossrosse Street	APPARENT NON-HOA PROPERTY
92197601	219 Bonnieville Drive	APPARENT NON-HOA PROPERTY
92199802	219 Nw 111Th Terrace	APPARENT NON-HOA PROPERTY
92239703	223 Manasota Street	APPARENT NON-HOA PROPERTY
92269102	226 Brandon Wood Cir	APPARENT NON-HOA PROPERTY
92287901	228 Strathsprey Drive	APPARENT NON-HOA PROPERTY
92349101	234 Whistleville Court	APPARENT NON-HOA PROPERTY
92389501	9238 Fletcher Wood Drive	APPARENT NON-HOA PROPERTY
92459107	245 Village Dr	APPARENT NON-HOA PROPERTY
92509108	250 Riverbend Trail	APPARENT NON-HOA PROPERTY
92509701	250 North Avenue	APPARENT NON-HOA PROPERTY
92569103	256 Silver Springs Circle	APPARENT NON-HOA PROPERTY
92608301	260 Ensenada Street	APPARENT NON-HOA PROPERTY

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92729103	272 Stayman Dr	APPARENT NON-HOA PROPERTY
92869103	286 Pinehurst Lane	APPARENT NON-HOA PROPERTY
92959102	295 Cobbler Drive	APPARENT NON-HOA PROPERTY
92959103	295 Charlotte Boulevard	APPARENT NON-HOA PROPERTY
92969101	296 Martin Drive	APPARENT NON-HOA PROPERTY
93059102	305 Mercer Dr	APPARENT NON-HOA PROPERTY
93078101	307 Sonora Drive	APPARENT NON-HOA PROPERTY
93079601	307 West Sunny Hill Boulevard	APPARENT NON-HOA PROPERTY
93169103	316 River Chase Dr	APPARENT NON-HOA PROPERTY
93179707	317 Ne 7Th Terrace	APPARENT NON-HOA PROPERTY
93209702	320 Lancelot Avenue S	APPARENT NON-HOA PROPERTY
93248602	324 Century Boulevard	APPARENT NON-HOA PROPERTY
93259109	9325 Whaley'S Lake	APPARENT NON-HOA PROPERTY
93359602	335 Linum Lane	APPARENT NON-HOA PROPERTY
93409702	340 Ne 30Th Street	APPARENT NON-HOA PROPERTY
93649102	364 Rustin Drive	APPARENT NON-HOA PROPERTY
93839101	383 River Road	APPARENT NON-HOA PROPERTY
93969101	396 Independence Dr	APPARENT NON-HOA PROPERTY
94069704	406 Se 10Th Avenue	APPARENT NON-HOA PROPERTY
94129701	412 Nw 23Rd Avenue	APPARENT NON-HOA PROPERTY
94129802	412 N Crest Drive	APPARENT NON-HOA PROPERTY
94169702	416 Jourferie Road	APPARENT NON-HOA PROPERTY
94228602	422 Twin Valley Drive	APPARENT NON-HOA PROPERTY
94229101	422 Ridgetop Drive Nw	APPARENT NON-HOA PROPERTY
94478101	447 Clermont Drive W	APPARENT NON-HOA PROPERTY
95169701	516 Se 17Th Avenue	APPARENT NON-HOA PROPERTY
95209105	520 Earnest Lane	APPARENT NON-HOA PROPERTY
95239701	523 Se 16Th Terrace	APPARENT NON-HOA PROPERTY
95308302	530 Ortega Street	APPARENT NON-HOA PROPERTY
95629701	562 Pachman Circle	APPARENT NON-HOA PROPERTY
95689102	568 Dixon Rd	APPARENT NON-HOA PROPERTY
95838301	583 Americana Boulevard Nw	APPARENT NON-HOA PROPERTY
95907701	590 N Cheri Lynn Drive	APPARENT NON-HOA PROPERTY
95918301	591 Brickell Street	APPARENT NON-HOA PROPERTY
96119102	611 Bluff Drive	APPARENT NON-HOA PROPERTY
96138101	613 San Robar Drive	APPARENT NON-HOA PROPERTY
96158301	615 Coconut Street	APPARENT NON-HOA PROPERTY
96169001	616 Fawn Place	APPARENT NON-HOA PROPERTY
96368802	636 Chickadee Drive	APPARENT NON-HOA PROPERTY
96419102	641 Cherry Lane	APPARENT NON-HOA PROPERTY
96499103	649 White Bird Way	APPARENT NON-HOA PROPERTY
96559104	655 Raven Ct	APPARENT NON-HOA PROPERTY
96719102	671 Redland Dr	APPARENT NON-HOA PROPERTY

Page | 14

96759104	675 Holderness St	APPARENT NON-HOA PROPERTY
96808301	680 Seaport Terrace	APPARENT NON-HOA PROPERTY
96848302	684 Elmont Street Nw	APPARENT NON-HOA PROPERTY
97017401	701 Whitby Court	APPARENT NON-HOA PROPERTY
97118302	711 Alford Street	APPARENT NON-HOA PROPERTY
97188201	718 Kingswood Loop	APPARENT NON-HOA PROPERTY
97189102	718 Pegg Road	APPARENT NON-HOA PROPERTY
97259701	725 Ardson Lane	APPARENT NON-HOA PROPERTY
97388301	738 Empress Street	APPARENT NON-HOA PROPERTY
97439101	743 Oak Drive	APPARENT NON-HOA PROPERTY
97668301	766 Altara Lane	APPARENT NON-HOA PROPERTY
97749104	774 Plainville Circle	APPARENT NON-HOA PROPERTY
97859102	785 Kennesaw Drive	APPARENT NON-HOA PROPERTY
97859103	785 Redland Drive	APPARENT NON-HOA PROPERTY
98019702	801 Ne 6Th Avenue	APPARENT NON-HOA PROPERTY
98079704	807 Willard Avenue	APPARENT NON-HOA PROPERTY
98118402	811 Andrew St Se	APPARENT NON-HOA PROPERTY
98129501	9812 Misty Pine Drive	APPARENT NON-HOA PROPERTY
98169702	816 Adeline Avenue	APPARENT NON-HOA PROPERTY
98199601	819 Lakeside Manor Drive	APPARENT NON-HOA PROPERTY
98348001	834 Butch Cassidy Lane	APPARENT NON-HOA PROPERTY
98429701	842 Sw 16Th Terrace	APPARENT NON-HOA PROPERTY
98948301	894 Carnation Avenue	APPARENT NON-HOA PROPERTY
98988101	898 Pinemeadow Cove	APPARENT NON-HOA PROPERTY
99209702	920 Alfreda Avenue	APPARENT NON-HOA PROPERTY
99409102	940 Blair Bridge Rd	APPARENT NON-HOA PROPERTY
99578301	957 Bayward Court	APPARENT NON-HOA PROPERTY
99829101	982 Majesty Ln	APPARENT NON-HOA PROPERTY
99938301	993 Slocum Street Nw	APPARENT NON-HOA PROPERTY

Page | 15